Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Intangible Assets
Changes in intangible assets for the years ended December 31, 2020 and 2021, are as follows:

	2020
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total

Acquisition cost	￦	541,596	￦	1,661,372	￦	978,139	￦	3,622,327	￦	1,193,048	￦	7,996,482
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,026)		(1,388,738)		(840,758)		(1,868,386)		(758,537)		(5,162,445)

Beginning, net	￦	235,570	￦	272,634	￦	137,381	￦	1,753,941	￦	434,511	￦	2,834,037
Acquisition and capital expenditure		—		26,990		37,077		—		101,563		165,630
Disposal and termination		—		(1,849)		(105)		—		(11,866)		(13,820)
Amortization		—		(104,938)		(54,191)		(399,348)		(69,677)		(628,154)
Impairment 1		—		—		(1,776)		(193,194)		(16,667)		(211,637)
Changes in scope of consolidation		—		575		77		—		3,690		4,342
Others		(5,485)		87,587		27,537		(736)		(98,043)		10,860

Ending, net	￦	230,085	￦	280,999	￦	146,000	￦	1,160,663	￦	343,511	￦	2,161,258

Acquisition cost		536,093		1,767,422		1,053,980		3,373,095		1,167,735		7,898,325
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,008)		(1,486,423)		(907,980)		(2,212,432)		(824,224)		(5,737,067)

1	For the year ended December 31, 2020, an impairment loss of ￦ 190,929 million on frequency usage rights was recognized.

	2021
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others 1		Total
Acquisition cost	￦	536,093	￦	1,767,422	￦	1,053,980	￦	3,373,095	￦	1,167,735	￦	7,898,325
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,008)		(1,486,423)		(907,980)		(2,212,432)		(824,224)		(5,737,067)

Beginning, net	￦	230,085	￦	280,999	￦	146,000	￦	1,160,663	￦	343,511	￦	2,161,258
Acquisition and capital expenditure		467,394		38,113		36,437		1,065,096		113,579		1,720,619
Disposal and termination		—		(7,893)		(506)		(276)		(5,108)		(13,783)
Amortization		—		(92,230)		(52,547)		(386,741)		(73,226)		(604,744)
Impairment		—		(216)		(316)		—		(3,216)		(3,748)
Changes in scope of consolidation		(607)		8,640		(4,548)		—		152,768		156,253
Others		—		960		14,905		389		15,224		31,478

Ending, net		696,872		228,373		139,425		1,839,131		543,532		3,447,333

Acquisition cost		1,002,530		1,812,377		1,083,426		2,617,647		1,426,576		7,942,556
Less: Accumulated amortization (including accumulated impairment loss and others)		(305,658)		(1,584,004)		(944,001)		(778,516)		(883,044)		(4,495,223)

1	The carrying amount of membership rights and others, excluding goodwill, with indefinite useful life not subject to amortization is ￦ 219,204 million (20 20 : ￦ 221,099 million) as at December 31, 2021.

Disclosure Of Information About Frequency Allocation Based On Consideration Of Intangible Assets Explanatory
In April 2021, the Group was reassigned with a portion in accordance with Article 11 of the Radio Waves Act (frequency allocation based on consideration). The frequency band and payment are as follows.

(In millions of Korean won)	900MHz		1.8GHz		2.1GHz
Payment amount 1	￦	141,300	￦	547,800	￦	411,700

1	The Group paid a certain portion of the full payment in a lump sum during the year ended December 31, 2021, and plans to make the remainder payment in annual installment for the next five years.

Summary of Goodwill Allocated to Each Cash-Generation Unit	As at December 31, 2021, goodwill allocated to each cash-generating unit is as follows:

(In millions of Korean won)
Operating Segment	Cash generating Unit	Amount

ICT 10	Mobile services 1	￦	65,057
Finance	BC Card Co., Ltd. 2		41,234
Satellite TV	HCN Co., Ltd. 3		252,680
Others	GENIE Music Corporation 4		50,214
	BOOK CLUB MILL I E 5		51,580
	PlayD Co., Ltd. 6		42,745
	KT Telecop Co., Ltd. 7		15,418
	Epsilon Global Communications Pte. Ltd. 8		149,706
	MEDIA GENIE Co., Ltd. 9		10,633
	KT MOS Bukbu Co., Ltd and others		17,605
	Total	￦	696,872

1
The recoverable amounts of mobile services business are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 2.02% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.72% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2019, 2020 and 2021.

2
The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of
0.0
% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate -0.30% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.56% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2019, 2020 and 2021.

3
The recoverable amounts of HCN Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next four
years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after four
years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 3.02% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 11.81% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on HCN Co., Ltd. for the years ended December 31, 2021.

4	The recoverable amount of GENIE Music Corporation is calculated based on fair value less cost to sell.
5
The recoverable amounts of
 BOOK CLU
B
 MILLIE are calculated based on
value-in
use calculations. These calculations use discounted cash flow projections for the next four
 years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after four
years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 27.77% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 16.92% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on HCN Co., Ltd. for the years ended December 31, 2021.

6	The recoverable amount of PlayD Co., Ltd. is calculated based on fair value less cost to sell.
7
The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.72% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 11.59% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2019, 2020 and 2021.

8
The recoverable amounts of Epsilon Global Communications Pte. Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next nine years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after nine years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 11.24% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.08% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on Epsilon Global Communications Pte. Ltd. for the years ended December 31, 2021.

9
The recoverable amounts of MEDIA GENIE Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 3.12% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 16.72% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on MEDIA GENIE Co., Ltd. for the years ended December 31, 2021.

10
The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 2.02% ~ 5.65% ba sed on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate
8.72
%. Accordingly, the Group did
no
t recognize an impairment loss on ICT reporting segment for the years ended December 31, 2019, 2020 and 2021.